REAL ESTATE INVESTMENTS, NET - Revenue Concentration (Q2) (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Real Estate [Line Items]
Revenues					$ 17,984,625	$ 7,390,206
Costco
Real Estate [Line Items]
Revenues	$ 697,522	$ 0	$ 1,376,025	$ 0
Percent of total	11.80%	0.00%	11.70%	0.00%
AvAir, AZ [Member]
Real Estate [Line Items]
Revenues	$ 666,774	$ 653,374	$ 1,333,549	$ 1,289,146	$ 2,670,159	$ 2,100,000
Percent of total	11.30%	14.90%	11.30%	16.40%	14.80%	19.90%
Northrop Grumman, FL [Member]
Real Estate [Line Items]
Revenues	$ 0	$ 506,229
Percent of total	0.00%	11.50%